Debt - Hayfin Loan Facility (Details) $ in Millions			1 Months Ended					3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 27, 2022 rig	Jun. 25, 2019 USD ($) rig	Dec. 31, 2022 USD ($) rig	Oct. 31, 2022 USD ($) rig	Aug. 31, 2022 USD ($)	Jun. 30, 2022 rig	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) rig	Sep. 30, 2022 rig	Jun. 30, 2022 rig	Dec. 31, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Oct. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 30, 2021
Debt Instrument [Line Items]
Additional equity offering					$ 274.9
Number of rig deliveries deferred | rig											2	2
Number of newbuild Jack-up rigs | rig	3									3
Restricted cash			$ 10.5					$ 10.5			$ 10.5	$ 10.5		$ 11.1
Book value of jackup rigs pledged as collateral for long-term debt facilities			2,396.2					2,396.2			2,396.2	2,396.2		$ 2,730.8
New DNB Facility
Debt Instrument [Line Items]
Principal			150.0	$ 150.0				150.0			150.0	150.0	$ 150.0
Number of jack-up rigs secured by mortgage | rig				5
Percentage covered for aggregate outstanding facility, amount														175.00%
Book value of jackup rigs pledged as collateral for long-term debt facilities			443.6					443.6			443.6	443.6
Total			$ 150.0					$ 150.0			$ 150.0	150.0
Letter of intent
Debt Instrument [Line Items]
Number of newbuild Jack-up rigs | rig			3			3		3	3	3	3
Hayfin Facility
Debt Instrument [Line Items]
Face amount		$ 195.0
Number of jack-up rigs secured by mortgage | rig		3
Minimum liquidity equal to interest period		3 months					3 months
Minimum liquidity covenant levels, amount							$ 2.4
Restricted cash														$ 1.1
Repayment of long-term debt			$ 15.0	$ 30.0				$ 45.0
Interim payment 2021			20.0					20.0			$ 20.0	20.0
Interim payment 2022			30.0					30.0			30.0	30.0
Book value of jackup rigs pledged as collateral for long-term debt facilities			383.6					383.6			383.6	383.6
Total			154.0					154.0			154.0	154.0
Deferred amendment fee			$ 2.0					$ 2.0			$ 2.0	$ 2.0
Hayfin Facility | Period 1
Debt Instrument [Line Items]
Percentage covered for aggregate outstanding facility, amount		175.00%
Hayfin Facility | Period 2
Debt Instrument [Line Items]
Percentage covered for aggregate outstanding facility, amount															140.00%